Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Entity Central Index Key	0000794389
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
The Tax-Exempt Fund of California® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class A
Trading Symbol	TAFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares lost 0.82% for the year ended July 31, 2025. That result compares with a 0.03% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
The fund’s holdings in corporates and cash and money markets were particularly additive to relative returns. Likewise, holdings in tobacco and health care aided results. Additionally, the portfolio’s exposure to derivatives helped the fund’s relative returns.
Conversely, holdings in the general obligation, special tax and education sectors had a negative impact on the fund’s relative returns. Curve and duration positioning further hampered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class A (with sales charge) *	(4.53) %	(0.56) %	1.58%
The Tax-Exempt Fund of California — Class A (without sales charge) *	(0.82) %	0.19%	1.97%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
Bloomberg California Municipal Index †	0.03%	0.00%	2.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,113,000,000
Holdings Count | Holding	1,667
Advisory Fees Paid, Amount	$ 8,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,113
Total number of portfolio holdings	1,667
Total advisory fees paid (in millions)	$ 8
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Fund of California® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class C
Trading Symbol	TECCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 131	1.32%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares lost 1.59% for the year ended July 31, 2025. That result compares with a 0.03% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
The fund’s holdings in corporates and cash and money markets were particularly additive to relative returns. Likewise, holdings in tobacco and health care aided results. Additionally, the portfolio’s exposure to derivatives helped the fund’s relative returns.
Conversely, holdings in the general obligation, special tax and education sectors had a negative impact on the fund’s relative returns. Curve and duration positioning further hampered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class C (with sales charge) *	(2.55) %	(0.56) %	1.35%
The Tax-Exempt Fund of California — Class C (without sales charge) *	(1.59) %	(0.56) %	1.35%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
Bloomberg California Municipal Index †	0.03%	0.00%	2.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,113,000,000
Holdings Count | Holding	1,667
Advisory Fees Paid, Amount	$ 8,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,113
Total number of portfolio holdings	1,667
Total advisory fees paid (in millions)	$ 8
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Fund of California® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class T
Trading Symbol	TTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares lost 0.55% for the year ended July 31, 2025. That result compares with a 0.03% gain for the Bloomberg California Municipal Index.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
The fund’s holdings in corporates and cash and money markets were particularly additive to relative returns. Likewise, holdings in tobacco and health care aided results. Additionally, the portfolio’s exposure to derivatives helped the fund’s relative returns.
Conversely, holdings in the general obligation, special tax and education sectors had a negative impact on the fund’s relative returns. Curve and duration positioning further hampered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Tax-Exempt Fund of California — Class T (with sales charge) 2	(3.04) %	(0.05) %	1.81%
The Tax-Exempt Fund of California — Class T (without sales charge) 2	(0.55) %	0.46%	2.12%
Bloomberg Municipal Bond Index 3	0.00%	0.13%	1.97%
Bloomberg California Municipal Index 3	0.03%	0.00%	1.94%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,113,000,000
Holdings Count | Holding	1,667
Advisory Fees Paid, Amount	$ 8,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,113
Total number of portfolio holdings	1,667
Total advisory fees paid (in millions)	$ 8
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Fund of California® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class F-1
Trading Symbol	TECFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $1 0,0 00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 66	0.66%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares lost 0.92% for the year ended July 31, 2025. That result compares with a 0.03% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer t
o
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
The fund’s holdings in corporates and cash and money markets were particularly additive to relative returns. Likewise, holdings in tobacco and health care aided results. Additionally, the portfolio’s exposure to derivatives helped the fund’s relative returns.
Conversely, holdings in the general obligation, special tax and education sectors had a negative impact on the fund’s relative returns. Curve and duration positioning further hampered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class F-1 *	(0.92) %	0.10%	1.86%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
Bloomberg California Municipal Index †	0.03%	0.00%	2.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,113,000,000
Holdings Count | Holding	1,667
Advisory Fees Paid, Amount	$ 8,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,113
Total number of portfolio holdings	1,667
Total advisory fees paid (in millions)	$ 8
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Fund of California® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class F-2
Trading Symbol	TEFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothe tic al $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares lost 0.65% for the year ended July 31, 2025. That result compares with a 0.03% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
The fund’s holdings in corporates and cash and money markets were particularly additive to relative returns. Likewise, holdings in tobacco and health care aided results. Additionally, the portfolio’s exposure to derivatives helped the fund’s relative returns.
Conversely, holdings in the general obligation, special tax and education sectors had a negative impact on the fund’s relative returns. Curve and duration positioning further hampered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class F-2 *	(0.65) %	0.37%	2.13%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
Bloomberg California Municipal Index †	0.03%	0.00%	2.06%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,113,000,000
Holdings Count | Holding	1,667
Advisory Fees Paid, Amount	$ 8,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,113
Total number of portfolio holdings	1,667
Total advisory fees paid (in millions)	$ 8
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

The Tax-Exempt Fund of California® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Fund of California®
Class Name	Class F-3
Trading Symbol	EXCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares lost 0.55% for the year ended July 31, 2025. That result compares with a 0.03% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns were essentially flat. Yields rose, ending the period near 15-year highs, which was in part driven by shifts in fiscal policy. The U.S. Federal Reserve reduced interest rates three times in 2024, prompting a decline in short-term yields as investors gravitated toward safer assets. Meanwhile, long-term yields moved higher, influenced by heightened market volatility and a strong wave of new municipal bond issuance. This dynamic led to a steepening of the municipal yield curve, with 10-year AAA yields outpacing two-year yields and enhancing the appeal of longer term maturities.
The fund’s holdings in corporates and cash and money markets were particularly additive to relative returns. Likewise, holdings in tobacco and health care aided results. Additionally, the portfolio’s exposure to derivatives helped the fund’s relative returns.
Conversely, holdings in the general obligation, special tax and education sectors had a negative impact on the fund’s relative returns. Curve and duration positioning further hampered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Tax-Exempt Fund of California — Class F-3 2	(0.55) %	0.47%	2.27%
Bloomberg Municipal Bond Index 3	0.00%	0.13%	2.11%
Bloomberg California Municipal Index 3	0.03%	0.00%	2.07%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,113,000,000
Holdings Count | Holding	1,667
Advisory Fees Paid, Amount	$ 8,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,113
Total number of portfolio holdings	1,667
Total advisory fees paid (in millions)	$ 8
Portfolio turnover rate	32%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond rat
in
gs, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.